Long Term Assets	12 Months Ended
Dec. 31, 2024
Long Term Assets [Abstract]
LONG TERM ASSETS	NOTE 6:- LONG TERM ASSETS
	December 31,
	2024	2023

Prepaid expenses	$162	$174
Other	$15	$22

	$177	$196